Seller's Earn-Out - Schedule of Assumption Used in Valuation (Details) - Seller's Earn-Out	Dec. 31, 2021 yr	Dec. 22, 2021 yr
Stock Price
Business Acquisition [Line Items]
Warrants and rights outstanding, measurement input	5.87	9.66
Dividend Yield
Business Acquisition [Line Items]
Warrants and rights outstanding, measurement input	0.000	0.000
Volatility
Business Acquisition [Line Items]
Warrants and rights outstanding, measurement input	67.9	66.8
Risk-free Rate
Business Acquisition [Line Items]
Warrants and rights outstanding, measurement input	0.96	0.97
Forecast Period (in years)
Business Acquisition [Line Items]
Warrants and rights outstanding, measurement input	2.98	3.00